INVESTMENTS AND OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2018
Investments and other financial assets [Abstract]
INVESTMENTS AND OTHER FINANCIAL ASSETS
INVESTMENTS AND OTHER FINANCIAL ASSETS

	At December 31,
	2018	2017
	(€ thousand)
Investments accounted for using the equity method	25,972	23,340
Other securities and financial assets	6,162	6,698
Total investments and other financial assets	32,134	30,038

Investments accounted for using the equity method
Investments accounted for using the equity method relates to the Group’s investment in FFS GmbH.
Changes in the investments accounted for using the equity method were as follows:

(€ thousand)
Balance at January 1, 2017	20,948
Proportionate share of net profit for the year ended December 31, 2017	2,437
Proportionate share of remeasurement of defined benefit plans	(45)
Balance at December 31, 2017	23,340
Proportionate share of net profit for the year ended December 31, 2018	2,665
Proportionate share of remeasurement of defined benefit plans	(33)
Balance at December 31, 2018	25,972
Summarized financial information relating to FFS GmbH at and for the years ended December 31, 2018 and 2017 were as follows:

	At December 31,
	2018	2017
	(€ thousand)
Assets
Non-current assets	1,402	2,690
Receivables from financing activities	591,482	493,985
Other current assets	12,630	10,012
Cash and cash equivalents	5,957	8,109
Total assets	611,471	514,796

Equity and liabilities
Equity	49,969	44,705
Debt	546,595	457,787
Other liabilities	14,907	12,304
Total equity and liabilities	611,471	514,796

	For the year ended December 31,
	2018	2017
	(€ thousand)
Net revenues	29,446	26,505
Cost of sales	12,183	11,525
Selling, general and administrative costs	8,720	8,173
Other expenses, net	239	245
Profit before taxes	8,304	6,562
Income tax expense	2,974	1,689
Net profit	5,330	4,873

Other securities and financial assets
Other securities and financial assets primarily include Series C Liberty Formula One shares (the “Liberty Media Shares”) of Liberty Media Corporation (the group responsible for the promotion of the Formula 1 World Championship), which are measured at fair value and amounted to €5,142 thousand at December 31, 2018 (€5,705 thousand at December 31, 2017).